Accounts Receivable	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE

The Corporation’s accounts receivable balances at December 31, 2019 and 2018 consist of the following:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Balances held with processors	70,678	92,971
Balances due from live events	1,361	13,983
VAT receivable	13,130	11,029
Other receivables	26,046	18,364
Total accounts receivable balance	111,215	136,347
Long-term VAT receivable	3,329	14,906
Guarantees held by regulators in relation to licenses	13,436	—
Total non-current receivable balance	16,765	14,906